SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years	3 years
Website	$ 10,799	$ 10,799
Accumulated amortization	(5,999)	(5,099)	$ (10,954)
Intangible assets gross	4,800	5,700	21,905
Intangible assets, net	$ 4,800	$ 5,700	21,905
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		3 years
Website			22,060
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		3 years
Website		$ 10,799	$ 10,799